COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of operating lease commitments

	December 31,
	2018	2019
	RMB	RMB

Within one year	15,625	—
Later than one year but not later than five years	55,882	—
Later than five years	281,287	—
	352,794	—

Schedule of capital commitments

	December 31,
	2018	2019
	RMB	RMB

Authorized and contracted for (i)	141,045	138,088
Authorized but not contracted for	54,392	63,967
	195,437	202,055

Note:

(i)The investment commitments for the years ended December 31, 2018 and 2019 of the Group were RMB 5,553 and RMB 6,100, respectively.

Schedule of estimated future annual payments of exploration and production licenses

	December 31,
	2018	2019
	RMB	RMB

Within one year	380	302
Between one and two years	79	69
Between two and three years	33	34
Between three and four years	28	30
Between four and five years	28	29
Thereafter	852	845
	1,400	1,309

Schedule of contingent liabilities

	December 31,
	2018	2019
	RMB	RMB

Joint ventures	5,033	7,100
Associates (ii)	12,168	10,140
Others (iii)	7,197	—
	24,398	17,240

Notes:

(ii)

The Group provided a guarantee in respect to standby credit facilities granted to Zhongtian Synergetic Energy by banks amount to RMB 17,050. As of December 31, 2018 and 2019, the amount withdrawn by Zhongtian Synergetic Energy and guaranteed by the Group was RMB 12,168 and RMB 10,140.

(iii)

The Group provided a guarantee in respect to the loan of New Bright International Development Limited borrowed from Sinopec Overseas Oil & Gas Limited. As of December 31, 2019, the loan agreement was terminated, in consequence, the guarantee agreement was terminated.